METROPOLITAN SERIES FUND, INC.

FI International Stock Portfolio, Harris Oakmark Large Cap Value Portfolio

and FI Large Cap Portfolio

Supplement dated January 7, 2008 to Prospectus dated April 30, 2007 (the “Prospectus”)

FI International Stock Portfolio

The Board of Directors of Metropolitan Series Fund, Inc. (the “Fund”) has approved a change of subadviser for the FI International Stock Portfolio from Fidelity Management & Research Company to Julius Baer Investment Management LLC (“JBIM”) to be effective January 7, 2008, pursuant to a new subadvisory agreement between the Fund’s investment adviser, MetLife Advisers, LLC and JBIM. Effective January 7, 2008, the name of the FI International Stock Portfolio will change to Julius Baer International Stock Portfolio. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to such Portfolio by its original name in their forms and communications until such documents can be revised.

In addition, the following changes to the section of the Prospectus describing the FI International Stock Portfolio are effective January 7, 2008:

The section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Principal Investment Strategies

Julius Baer Investment Management LLC (“JBIM”), subadviser to the Portfolio, normally invests the Portfolio’s assets primarily in non-U.S. securities. The Portfolio normally invests at least 80% of its assets in stocks. You will receive 60 days’ prior notice if this 80% minimum is going to change. The Portfolio normally invests in companies with a minimum market capitalization of $2.5 billion. The Portfolio normally invests in at least four or five different countries and at least 65% of its total assets in no fewer than three different countries outside the U.S. The Portfolio may also invest up to 25% of its total assets in emerging market securities.	Stocks include common stocks, preferred stocks, warrants and securities convertible into common or preferred stocks.

The Portfolio may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), mutual funds, exchange-traded funds (“ETFs”), Rule 144A securities and real estate investment trusts (“REITs”).

The Portfolio may also use financial futures, commodity futures and options, swaps, warrants and other derivatives for hedging purposes and to remain fully invested, to maintain liquidity, or to increase total return.

Stock Selection

The Portfolio is not constrained by a particular investment style. It may invest in “growth” or “value” securities. JBIM chooses securities in industries and companies whose products and services it believes are in demand. JBIM considers for the Portfolio companies with above average earnings potential, companies that are dominant within their industries, companies within industries that are undergoing dramatic change, and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency values and prospects for economic growth in a country or region.

JBIM selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets, such as Western Europe, Australia, New Zealand and Canada, the stock selection process is primarily bottom-up, in which JBIM concentrates on factors such as company balance sheets and industry performance relative to the broader economy. In emerging markets, JBIM uses a top-down selection process, focusing on the economic and political factors of particular areas. When selecting Japanese companies, JBIM uses a combination of bottom-up and top-down analysis to best assess specific companies in the context of economic and political factors within Japan.

In the first paragraph of the section entitled “Investment Performance Record,” the last three sentences are deleted and replaced with the following:

On January 7, 2008, JBIM succeeded Fidelity Management & Research Company (“FMR”) as subadviser to the Portfolio. On December 16, 2003, FMR succeeded Putnam Investment Management, LLC (“Putnam”) as subadviser to the Portfolio. On January 24, 2000, Putnam succeeded Santander Global Advisors, Inc. (“Santander”) as subadviser to the Portfolio. The performance information set forth below relates to the last ten full calendar years and, therefore, reflects the management of FMR, Putnam and Santander, but not of JBIM.

In the section entitled “Average Annual Total Returns for Periods Ended December 31,” the following row and footnote are added to the table:

	Past One Year	Past Five Years	Past Ten Years
MSCI All Country World ex-US Index*	26.65%	16.42%	**

*	In the future, the Portfolio’s performance will be compared to the MSCI All Country World ex-US Index instead of the MSCI EAFE Index. The Portfolio’s subadviser believes that the MSCI All Country World ex-US Index better reflects the universe of securities in which the Portfolio invests.
**	The MSCI All Country World ex-US Index has not been in existence for ten years.

In the section entitled “More About Investment Strategies and Risks,” under “Currency Risk” in the subsection entitled “Foreign Securities,” “FMR” is replaced with “JBIM.”

In the section entitled “More About Investment Strategies and Risks,” the subsection entitled “Exchange Traded Funds” is deleted in its entirety and replaced with the following:

Mutual Funds and Exchange Traded Funds. The Portfolio may invest in mutual funds and exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are similar to mutual funds in that they are pools of securities. Since the value of a mutual

2

fund or ETF is based on the value of the individual securities it holds, the value of a Portfolio’s investment in the mutual fund or ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the mutual fund’s or ETF’s fees and expenses.

At the end of the section entitled “More About Investment Strategies and Risks,” the following is added:

Warrants. The Portfolio may invest in warrants. Warrants are rights to purchase common stocks at specific prices valid for a specific period of time. A warrant’s price will normally fluctuate in the same direction as the prices of its underlying securities but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

Real Estate Investment Trusts (REITs). One category of equity securities in which the Portfolio invests is REITs. REITs are generally categorized as equity REITs or mortgage REITs, although some REITs have characteristics of both classifications. Equity REITs invest directly in real property and receive income from rent collection and sale of those properties. These REITs may decline in value when the property they own declines in value. Mortgage REITs invest in real estate mortgages and receive income from interest payments on those mortgages. These REITs are particularly subject to credit risk and market risk, although equity REITs are also subject to market risk.

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Rule 144A Securities. The Portfolio may invest in Rule 144A securities. Since trading in these securities is limited to certain qualified institutional buyers, such securities may be illiquid, that is difficult to sell at a desired time and price, due to a limited market. A Rule 144A security is treated as illiquid unless JBIM determines, under guidelines established by the Fund’s directors, that it is liquid.

Futures Contracts. The Portfolio may also purchase futures contracts to maintain exposure to the broad equity markets. If the price of a futures contract changes in unexpected ways compared to the price of the security or index on which the contract is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Portfolio might not be able to close out futures transactions without incurring substantial losses.

In the section entitled “Portfolio Management,” the first and second paragraphs are deleted in their entirety and replaced with the following:

JBIM is a wholly owned subsidiary of Julius Baer Americas, Inc. (“JBA”). JBIM and JBA are located at 330 Madison Avenue, New York, NY 10017. JBA is a wholly owned subsidiary of Julius Baer Holding Ltd. (“JBH”) of Zurich, Switzerland. (JBH, its subsidiaries and affiliates are referred to as the Julius Baer Group.) As of December 31, 2006, JBIM had assets under management of approximately $53 billion.

3

Rudolph-Riad Younes and Richard Pell have been primarily responsible for the day-to-day management of the Portfolio since January 7, 2008. Mr. Younes serves as lead portfolio manager of the Portfolio. He has been Senior Vice President and Head of International Equity of JBIM since 2000, and with the Julius Baer Group since 1993. Mr. Pell has been Chief Investment Officer and Senior Vice President of JBIM since 2000, and with the Julius Baer Group since 1995.

Harris Oakmark Large Cap Value Portfolio

The Board of Directors of the Fund has approved a change of subadviser for the Harris Oakmark Large Cap Value Portfolio from Harris Associates L.P. to Massachusetts Financial Services Company (“MFS”), to be effective January 7, 2008, pursuant to a new subadvisory agreement between the Fund’s investment adviser, MetLife Advisers, LLC and MFS. Effective January 7, 2008, the name of the Harris Oakmark Large Cap Value Portfolio will change to MFS Value Portfolio. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to such Portfolio by its original name in their forms and communications until such documents can be revised.

In addition, the following changes to the section of the Prospectus describing the Harris Oakmark Large Cap Value Portfolio are effective January 7, 2008:

The investment objective of the Portfolio is changed from “long-term capital appreciation” to “capital appreciation and reasonable income.”

The section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Principal Investment Strategies

Massachusetts Financial Services Company (“MFS”), subadviser to the Portfolio, invests under normal market conditions at least 80% of the Portfolio’s assets in equity securities of large capitalization US companies. You will receive 60 days’ prior notice if this 80% minimum is going to change. MFS focuses on investing the Portfolio’s assets in the stock of companies that it believes are undervalued compared to their perceived worth (“value” companies). Value companies generally produce income and tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Portfolio may invest in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

Stock Selection

MFS uses a bottom-up approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

4

In the section entitled “Principal Investment Risks,” the fourth and fifth bullet points are deleted in their entirety and replaced with following:

•	The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk.

At the end of the first paragraph of the section entitled “Investment Performance Record,” the following is added:

On January 7, 2008, MFS succeeded Harris Associates L.P. (“Harris”) as subadviser to the Portfolio. The performance information set forth below reflects the management of Harris, not MFS.

In the section entitled “More About Investment Strategies and Risks,” the following is added:

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign

countries’ laws may harm the performance and liquidity of the

Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are

denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. MFS may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, MFS cannot assure that these techniques will be effective.

A forward contract is an

agreement to buy or sell

securities or currencies on a

specified future date at a

specific price.

A futures contract is an

obligation to buy or sell an

asset on a specified future

date, or to pay or receive

money based on the value of

some security, securities

index or currency on a

specified future date.

Typically, futures contracts

are traded on an exchange

(rather than entered into

between two parties). Futures

contracts are one kind of

derivative.

A derivative is a security, the

value of which is based on

(derived from) the movement

of an underlying instrument.

This instrument could be the

price of another security or

other asset or an interest rate,

among other things. Options

are a type of derivative.

An option is the right, but not the

obligation, to buy or sell a specified

amount of securities or other

assets on or before a fixed date at

a predetermined price.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to

5

avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

In the section entitled “More About Investment Strategies and Risks,” the subsections entitled “Fixed-income Securities,” “High Yield Securities,” “Convertible Securities” and “Warrants” are deleted in their entirety.

In the section entitled “Portfolio Management,” the first and second paragraphs are deleted in their entirety and replaced with the following:

As of December 31, 2006, MFS managed approximately $187.3 billion in assets worldwide. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

The Portfolio has been co-managed by Nevin P. Chitkara and Steven R. Gorham since January 7, 2008. Each portfolio manager is primarily responsible for the day-to-day management of the Portfolio. Mr. Chitkara is an Investment Officer of MFS and has been employed in the MFS investment management area since 1997. Mr. Gorham is an Investment Officer of MFS and has been employed in the MFS investment management area since 1992.

FI Large Cap Portfolio

Effective December 31, 2007, in the section of the Prospectus describing the FI Large Cap Portfolio, the second paragraph under “Portfolio Management” is deleted and replaced with the following:

Derek L. Chin and Jack Kerivan have been co-portfolio managers of the Portfolio since December 31, 2007. Since joining FMR in 2001, Mr. Chin has worked as a quantitative research analyst and portfolio manager. Since joining FMR in March 2006, Mr. Kerivan has worked as a portfolio manager. From 2000 until he joined FMR, Mr. Kerivan was Managing Director and Large Cap Growth Institutional Portfolio Manager at Putnam Investments.

6

METROPOLITAN SERIES FUND, INC.

FI Large Cap Portfolio

Supplement dated January 7, 2008 to Prospectus dated April 30, 2007 (the "Prospectus")

Effective December 31, 2007, in the section of the Prospectus describing the FI Large Cap Portfolio, the second paragraph under "Portfolio Management" is deleted and replaced with the following:

Derek L. Chin and Jack Kerivan have been co-portfolio managers of the Portfolio since December 31, 2007. Since joining FMR in 2001, Mr. Chin has worked as a quantitative research analyst and portfolio manager. Since joining FMR in March 2006, Mr. Kerivan has worked as a portfolio manager. From 2000 until he joined FMR, Mr. Kerivan was Managing Director and Large Cap Growth Institutional Portfolio Manager at Putnam Investments.

METROPOLITAN SERIES FUND, INC.

Harris Oakmark Large Cap Value Portfolio

Supplement dated January 7, 2008 to Prospectus dated April 30, 2007 (the “Prospectus”)

The Board of Directors of the Fund has approved a change of subadviser for the Harris Oakmark Large Cap Value Portfolio from Harris Associates L.P. to Massachusetts Financial Services Company (“MFS”), to be effective January 7, 2008, pursuant to a new subadvisory agreement between the Fund’s investment adviser, MetLife Advisers, LLC and MFS. Effective January 7, 2008, the name of the Harris Oakmark Large Cap Value Portfolio will change to MFS Value Portfolio. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to such Portfolio by its original name in their forms and communications until such documents can be revised.

In addition, the following changes to the section of the Prospectus describing the Harris Oakmark Large Cap Value Portfolio are effective January 7, 2008:

The investment objective of the Portfolio is changed from “long-term capital appreciation” to “capital appreciation and reasonable income.”

The section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Principal Investment Strategies

Massachusetts Financial Services Company (“MFS”), subadviser to the Portfolio, invests under normal market conditions at least 80% of the Portfolio’s assets in equity securities of large capitalization US companies. You will receive 60 days’ prior notice if this 80% minimum is going to change. MFS focuses on investing the Portfolio’s assets in the stock of companies that it believes are undervalued compared to their perceived worth (“value” companies). Value companies generally produce income and tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Portfolio may invest in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

Stock Selection

MFS uses a bottom-up approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

In the section entitled “Principal Investment Risks,” the fourth and fifth bullet points are deleted in their entirety and replaced with following:

•	The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk.

At the end of the first paragraph of the section entitled “Investment Performance Record,” the following is added:

On January 7, 2008, MFS succeeded Harris Associates L.P. (“Harris”) as subadviser to the Portfolio. The performance information set forth below reflects the management of Harris, not MFS.

In the section entitled “More About Investment Strategies and Risks,” the following is added:

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. MFS may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, MFS cannot assure that these techniques will be effective.

A forward contract is an

agreement to buy or sell

securities or currencies on a

specified future date at a

specific price.

A futures contract is an

obligation to buy or sell an

asset on a specified future

date, or to pay or receive

money based on the value of

some security, securities

index or currency on a

specified future date.

Typically, futures contracts

are traded on an exchange

(rather than entered into

between two parties). Futures

contracts are one kind of

derivative.

A derivative is a security, the

value of which is based on

(derived from) the movement

of an underlying instrument.

This instrument could be the

price of another security or

other asset or an interest rate,

among other things. Options

are a type of derivative.

An option is the right, but not the

obligation, to buy or sell a specified

amount of securities or other

assets on or before a fixed date at

a predetermined price.

2

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

In the section entitled “More About Investment Strategies and Risks,” the subsections entitled “Fixed-income Securities,” “High Yield Securities,” “Convertible Securities” and “Warrants” are deleted in their entirety.

In the section entitled “Portfolio Management,” the first and second paragraphs are deleted in their entirety and replaced with the following:

As of December 31, 2006, MFS managed approximately $187.3 billion in assets worldwide. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

The Portfolio has been co-managed by Nevin P. Chitkara and Steven R. Gorham since January 7, 2008. Each portfolio manager is primarily responsible for the day-to-day management of the Portfolio. Mr. Chitkara is an Investment Officer of MFS and has been employed in the MFS investment management area since 1997. Mr. Gorham is an Investment Officer of MFS and has been employed in the MFS investment management area since 1992.

3

METROPOLITAN SERIES FUND, INC.

FI International Stock Portfolio

Supplement dated January 7, 2008 to Prospectus dated April 30, 2007 (the “Prospectus”)

The Board of Directors of Metropolitan Series Fund, Inc. (the “Fund”) has approved a change of subadviser for the FI International Stock Portfolio from Fidelity Management & Research Company to Julius Baer Investment Management LLC (“JBIM”) to be effective January 7, 2008, pursuant to a new subadvisory agreement between the Fund’s investment adviser, MetLife Advisers, LLC and JBIM. Effective January 7, 2008, the name of the FI International Stock Portfolio will change to Julius Baer International Stock Portfolio. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to such Portfolio by its original name in their forms and communications until such documents can be revised.

In addition, the following changes to the section of the Prospectus describing the FI International Stock Portfolio are effective January 7, 2008:

The section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Principal Investment Strategies

Julius Baer Investment Management LLC (“JBIM”), subadviser to the Portfolio, normally invests the Portfolio’s assets primarily in non-U.S. securities. The Portfolio normally invests at least 80% of its assets in stocks. You will receive 60 days’ prior notice if this 80% minimum is going to change. The Portfolio normally invests in companies with a minimum market capitalization of $2.5 billion. The Portfolio normally invests in at least four or five different countries and at least 65% of its total assets in no fewer than three different countries outside the U.S. The Portfolio may also invest up to 25% of its total assets in emerging market securities.	Stocks include common stocks, preferred stocks, warrants and securities convertible into common or preferred stocks.

The Portfolio may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), mutual funds, exchange-traded funds (“ETFs”), Rule 144A securities and real estate investment trusts (“REITs”).

The Portfolio may also use financial futures, commodity futures and options, swaps, warrants and other derivatives for hedging purposes and to remain fully invested, to maintain liquidity, or to increase total return.

Stock Selection

The Portfolio is not constrained by a particular investment style. It may invest in “growth” or “value” securities. JBIM chooses securities in industries and companies whose products and services it believes are in demand. JBIM considers for the Portfolio companies with above average earnings potential, companies that are dominant within their industries, companies within industries that are undergoing dramatic change, and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency values and prospects for economic growth in a country or region.

JBIM selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets, such as Western Europe, Australia, New Zealand and Canada, the stock selection process is primarily bottom-up, in which JBIM concentrates on factors such as company balance sheets and industry performance relative to the broader economy. In emerging markets, JBIM uses a top-down selection process, focusing on the economic and political factors of particular areas. When selecting Japanese companies, JBIM uses a combination of bottom-up and top-down analysis to best assess specific companies in the context of economic and political factors within Japan.

In the first paragraph of the section entitled “Investment Performance Record,” the last three sentences are deleted and replaced with the following:

On January 7, 2008, JBIM succeeded Fidelity Management & Research Company (“FMR”) as subadviser to the Portfolio. On December 16, 2003, FMR succeeded Putnam Investment Management, LLC (“Putnam”) as subadviser to the Portfolio. On January 24, 2000, Putnam succeeded Santander Global Advisors, Inc. (“Santander”) as subadviser to the Portfolio. The performance information set forth below relates to the last ten full calendar years and, therefore, reflects the management of FMR, Putnam and Santander, but not of JBIM.

In the section entitled “Average Annual Total Returns for Periods Ended December 31,” the following row and footnote are added to the table:

	Past One Year	Past Five Years	Past Ten Years
MSCI All Country World ex-US Index*	26.65%	16.42%	**

*	In the future, the Portfolio’s performance will be compared to the MSCI All Country World ex-US Index instead of the MSCI EAFE Index. The Portfolio’s subadviser believes that the MSCI All Country World ex-US Index better reflects the universe of securities in which the Portfolio invests.
**	The MSCI All Country World ex-US Index has not been in existence for ten years.

2

In the section entitled “More About Investment Strategies and Risks,” under “Currency Risk” in the subsection entitled “Foreign Securities,” “FMR” is replaced with “JBIM.”

In the section entitled “More About Investment Strategies and Risks,” the subsection entitled “Exchange Traded Funds” is deleted in its entirety and replaced with the following:

Mutual Funds and Exchange Traded Funds. The Portfolio may invest in mutual funds and exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are similar to mutual funds in that they are pools of securities. Since the value of a mutual fund or ETF is based on the value of the individual securities it holds, the value of a Portfolio’s investment in the mutual fund or ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the mutual fund’s or ETF’s fees and expenses.

At the end of the section entitled “More About Investment Strategies and Risks,” the following is added:

Warrants. The Portfolio may invest in warrants. Warrants are rights to purchase common stocks at specific prices valid for a specific period of time. A warrant’s price will normally fluctuate in the same direction as the prices of its underlying securities but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

Real Estate Investment Trusts (REITs). One category of equity securities in which the Portfolio invests is REITs. REITs are generally categorized as equity REITs or mortgage REITs, although some REITs have characteristics of both classifications. Equity REITs invest directly in real property and receive income from rent collection and sale of those properties. These REITs may decline in value when the property they own declines in value. Mortgage REITs invest in real estate mortgages and receive income from interest payments on those mortgages. These REITs are particularly subject to credit risk and market risk, although equity REITs are also subject to market risk.

Credit risk is the risk that the

security’s issuer will not pay the

interest, dividends or principal

that it has promised to pay.

Market risk is the risk that the

value of the security will fall

because of changes in market

rates of interest or other factors.

Rule 144A Securities. The Portfolio may invest in Rule 144A securities. Since trading in these securities is limited to certain qualified institutional buyers, such securities may be illiquid, that is difficult to sell at a desired time and price, due to a limited market. A Rule 144A security is treated as illiquid unless JBIM determines, under guidelines established by the Fund’s directors, that it is liquid.

Futures Contracts. The Portfolio may also purchase futures contracts to maintain exposure to the broad equity markets. If the price of a futures contract changes in unexpected ways compared to the price of the security or index on which the contract is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility

3

increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Portfolio might not be able to close out futures transactions without incurring substantial losses.

In the section entitled “Portfolio Management,” the first and second paragraphs are deleted in their entirety and replaced with the following:

JBIM is a wholly owned subsidiary of Julius Baer Americas, Inc. (“JBA”). JBIM and JBA are located at 330 Madison Avenue, New York, NY 10017. JBA is a wholly owned subsidiary of Julius Baer Holding Ltd. (“JBH”) of Zurich, Switzerland. (JBH, its subsidiaries and affiliates are referred to as the Julius Baer Group.) As of December 31, 2006, JBIM had assets under management of approximately $53 billion.

Rudolph-Riad Younes and Richard Pell have been primarily responsible for the day-to-day management of the Portfolio since January 7, 2008. Mr. Younes serves as lead portfolio manager of the Portfolio. He has been Senior Vice President and Head of International Equity of JBIM since 2000, and with the Julius Baer Group since 1993. Mr. Pell has been Chief Investment Officer and Senior Vice President of JBIM since 2000, and with the Julius Baer Group since 1995.

4

METROPOLITAN SERIES FUND, INC.

Harris Oakmark Large Cap Value Portfolio and FI Large Cap Portfolio

Supplement dated January 7, 2008 to Prospectus dated April 30, 2007 (the “Prospectus”)

Harris Oakmark Large Cap Value Portfolio

The Board of Directors of the Fund has approved a change of subadviser for the Harris Oakmark Large Cap Value Portfolio from Harris Associates L.P. to Massachusetts Financial Services Company (“MFS”), to be effective January 7, 2008, pursuant to a new subadvisory agreement between the Fund’s investment adviser, MetLife Advisers, LLC and MFS. Effective January 7, 2008, the name of the Harris Oakmark Large Cap Value Portfolio will change to MFS Value Portfolio. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to such Portfolio by its original name in their forms and communications until such documents can be revised.

In addition, the following changes to the section of the Prospectus describing the Harris Oakmark Large Cap Value Portfolio are effective January 7, 2008:

The investment objective of the Portfolio is changed from “long-term capital appreciation” to “capital appreciation and reasonable income.”

The section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Principal Investment Strategies

Massachusetts Financial Services Company (“MFS”), subadviser to the Portfolio, invests under normal market conditions at least 80% of the Portfolio’s assets in equity securities of large capitalization US companies. You will receive 60 days’ prior notice if this 80% minimum is going to change. MFS focuses on investing the Portfolio’s assets in the stock of companies that it believes are undervalued compared to their perceived worth (“value” companies). Value companies generally produce income and tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Portfolio may invest in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

Stock Selection

MFS uses a bottom-up approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

In the section entitled “Principal Investment Risks,” the fourth and fifth bullet points are deleted in their entirety and replaced with following:

•	The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk.

At the end of the first paragraph of the section entitled “Investment Performance Record,” the following is added:

On January 7, 2008, MFS succeeded Harris Associates L.P. (“Harris”) as subadviser to the Portfolio. The performance information set forth below reflects the management of Harris, not MFS.

In the section entitled “More About Investment Strategies and Risks,” the following is added:

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. MFS may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, MFS cannot assure that these techniques will be effective.

A forward contract is an

agreement to buy or sell

securities or currencies on a

specified future date at a

specific price.

A futures contract is an

obligation to buy or sell an

asset on a specified future

date, or to pay or receive

money based on the value of

some security, securities

index or currency on a

specified future date.

Typically, futures contracts

are traded on an exchange

(rather than entered into

between two parties). Futures

contracts are one kind of

derivative.

A derivative is a security, the

value of which is based on

(derived from) the movement

of an underlying instrument.

This instrument could be the

price of another security or

other asset or an interest rate,

among other things. Options

are a type of derivative.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

2

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

In the section entitled “More About Investment Strategies and Risks,” the subsections entitled “Fixed-income Securities,” “High Yield Securities,” “Convertible Securities” and “Warrants” are deleted in their entirety.

In the section entitled “Portfolio Management,” the first and second paragraphs are deleted in their entirety and replaced with the following:

As of December 31, 2006, MFS managed approximately $187.3 billion in assets worldwide. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

The Portfolio has been co-managed by Nevin P. Chitkara and Steven R. Gorham since January 7, 2008. Each portfolio manager is primarily responsible for the day-to-day management of the Portfolio. Mr. Chitkara is an Investment Officer of MFS and has been employed in the MFS investment management area since 1997. Mr. Gorham is an Investment Officer of MFS and has been employed in the MFS investment management area since 1992.

FI Large Cap Portfolio

Effective December 31, 2007, in the section of the Prospectus describing the FI Large Cap Portfolio, the second paragraph under “Portfolio Management” is deleted and replaced with the following:

Derek L. Chin and Jack Kerivan have been co-portfolio managers of the Portfolio since December 31, 2007. Since joining FMR in 2001, Mr. Chin has worked as a quantitative research analyst and co-portfolio manager. Since joining FMR in March 2006, Mr. Kerivan has worked as a portfolio manager. From 2000 until he joined FMR, Mr. Kerivan was Managing Director and Large Cap Growth Institutional Portfolio Manager at Putnam Investments.

3

METROPOLITAN SERIES FUND, INC.

FI International Stock Portfolio and FI Large Cap Portfolio

Supplement dated January 7, 2008 to Prospectus dated April 30, 2007 (the “Prospectus”)

FI International Stock Portfolio

The Board of Directors of Metropolitan Series Fund, Inc. (the “Fund”) has approved a change of subadviser for the FI International Stock Portfolio from Fidelity Management & Research Company to Julius Baer Investment Management LLC (“JBIM”) to be effective January 7, 2008, pursuant to a new subadvisory agreement between the Fund’s investment adviser, MetLife Advisers, LLC and JBIM. Effective January 7, 2008, the name of the FI International Stock Portfolio will change to Julius Baer International Stock Portfolio. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to such Portfolio by its original name in their forms and communications until such documents can be revised.

In addition, the following changes to the section of the Prospectus describing the FI International Stock Portfolio are effective January 7, 2008:

The section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Principal Investment Strategies

Julius Baer Investment Management LLC (“JBIM”), subadviser to the Portfolio, normally invests the Portfolio’s assets primarily in non-U.S. securities. The Portfolio normally invests at least 80% of its assets in stocks. You will receive 60 days’ prior notice if this 80% minimum is going to change. The Portfolio normally invests in companies with a minimum market capitalization of $2.5 billion. The Portfolio normally invests in at least four or five different countries and at least 65% of its total assets in no fewer than three different countries outside the U.S. The Portfolio may also invest up to 25% of its total assets in emerging market securities.	Stocks include common stocks, preferred stocks, warrants and securities convertible into common or preferred stocks.

The Portfolio may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), mutual funds, exchange-traded funds (“ETFs”), Rule 144A securities and real estate investment trusts (“REITs”).

The Portfolio may also use financial futures, commodity futures and options, swaps, warrants and other derivatives for hedging purposes and to remain fully invested, to maintain liquidity, or to increase total return.

Stock Selection

The Portfolio is not constrained by a particular investment style. It may invest in “growth” or “value” securities. JBIM chooses securities in industries and companies whose products and services it believes are in demand. JBIM considers for the Portfolio companies with above average earnings potential, companies that are dominant within their industries, companies within industries that are undergoing dramatic change, and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency values and prospects for economic growth in a country or region.

JBIM selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets, such as Western Europe, Australia, New Zealand and Canada, the stock selection process is primarily bottom-up, in which JBIM concentrates on factors such as company balance sheets and industry performance relative to the broader economy. In emerging markets, JBIM uses a top-down selection process, focusing on the economic and political factors of particular areas. When selecting Japanese companies, JBIM uses a combination of bottom-up and top-down analysis to best assess specific companies in the context of economic and political factors within Japan.

In the first paragraph of the section entitled “Investment Performance Record,” the last three sentences are deleted and replaced with the following:

On January 7, 2008, JBIM succeeded Fidelity Management & Research Company (“FMR”) as subadviser to the Portfolio. On December 16, 2003, FMR succeeded Putnam Investment Management, LLC (“Putnam”) as subadviser to the Portfolio. On January 24, 2000, Putnam succeeded Santander Global Advisors, Inc. (“Santander”) as subadviser to the Portfolio. The performance information set forth below relates to the last ten full calendar years and, therefore, reflects the management of FMR, Putnam and Santander, but not of JBIM.

In the section entitled “Average Annual Total Returns for Periods Ended December 31,” the following row and footnote are added to the table:

	Past One Year	Past Five Years	Past Ten Years
MSCI All Country World ex-US Index*	26.65%	16.42%	**

*	In the future, the Portfolio’s performance will be compared to the MSCI All Country World ex-US Index instead of the MSCI EAFE Index. The Portfolio’s subadviser believes that the MSCI All Country World ex-US Index better reflects the universe of securities in which the Portfolio invests.
**	The MSCI All Country World ex-US Index has not been in existence for ten years.

2

In the section entitled “More About Investment Strategies and Risks,” under “Currency Risk” in the subsection entitled “Foreign Securities,” “FMR” is replaced with “JBIM.”

In the section entitled “More About Investment Strategies and Risks,” the subsection entitled “Exchange Traded Funds” is deleted in its entirety and replaced with the following:

Mutual Funds and Exchange Traded Funds. The Portfolio may invest in mutual funds and exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are similar to mutual funds in that they are pools of securities. Since the value of a mutual fund or ETF is based on the value of the individual securities it holds, the value of a Portfolio’s investment in the mutual fund or ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the mutual fund’s or ETF’s fees and expenses.

At the end of the section entitled “More About Investment Strategies and Risks,” the following is added:

Warrants. The Portfolio may invest in warrants. Warrants are rights to purchase common stocks at specific prices valid for a specific period of time. A warrant’s price will normally fluctuate in the same direction as the prices of its underlying securities but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

Real Estate Investment Trusts (REITs). One category of equity securities in which the Portfolio invests is REITs. REITs are generally categorized as equity REITs or mortgage REITs, although some REITs have characteristics of both classifications. Equity REITs invest directly in real property and receive income from rent collection and sale of those properties. These REITs may decline in value when the property they own declines in value. Mortgage REITs invest in real estate mortgages and receive income from interest payments on those mortgages. These REITs are particularly subject to credit risk and market risk, although equity REITs are also subject to market risk.

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Rule 144A Securities. The Portfolio may invest in Rule 144A securities. Since trading in these securities is limited to certain qualified institutional buyers, such securities may be illiquid, that is difficult to sell at a desired time and price, due to a limited market. A Rule 144A security is treated as illiquid unless JBIM determines, under guidelines established by the Fund’s directors, that it is liquid.

Futures Contracts. The Portfolio may also purchase futures contracts to maintain exposure to the broad equity markets. If the price of a futures contract changes in unexpected ways compared to the price of the security or index on which the contract is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility

3

increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Portfolio might not be able to close out futures transactions without incurring substantial losses.

In the section entitled “Portfolio Management,” the first and second paragraphs are deleted in their entirety and replaced with the following:

JBIM is a wholly owned subsidiary of Julius Baer Americas, Inc. (“JBA”). JBIM and JBA are located at 330 Madison Avenue, New York, NY 10017. JBA is a wholly owned subsidiary of Julius Baer Holding Ltd. (“JBH”) of Zurich, Switzerland. (JBH, its subsidiaries and affiliates are referred to as the Julius Baer Group.) As of December 31, 2006, JBIM had assets under management of approximately $53 billion.

Rudolph-Riad Younes and Richard Pell have been primarily responsible for the day-to-day management of the Portfolio since January 7, 2008. Mr. Younes serves as lead portfolio manager of the Portfolio. He has been Senior Vice President and Head of International Equity of JBIM since 2000, and with the Julius Baer Group since 1993. Mr. Pell has been Chief Investment Officer and Senior Vice President of JBIM since 2000, and with the Julius Baer Group since 1995.

FI Large Cap Portfolio

Effective December 31, 2007, in the section of the Prospectus describing the FI Large Cap Portfolio, the second paragraph under “Portfolio Management” is deleted and replaced with the following:

Derek L. Chin and Jack Kerivan have been co-portfolio managers of the Portfolio since December 31, 2007. Since joining FMR in 2001, Mr. Chin has worked as a quantitative research analyst and co-portfolio manager. Since joining FMR in March 2006, Mr. Kerivan has worked as a portfolio manager. From 2000 until he joined FMR, Mr. Kerivan was Managing Director and Large Cap Growth Institutional Portfolio Manager at Putnam Investments.

4

METROPOLITAN SERIES FUND, INC.

Supplement Dated January 7, 2008

to Statement of Additional Information dated April 30, 2007 (the “SAI”)

FI International Stock Portfolio

FI Large Cap Portfolio

Harris Oakmark Large Cap Value Portfolio

PART I: FI INTERNATIONAL STOCK PORTFOLIO

The Board of Directors of Metropolitan Series Fund, Inc. (the “Fund”) has approved a change of subadviser for the FI International Stock Portfolio from Fidelity Management & Research Company to Julius Baer Investment Management LLC (“JBIM”) to be effective January 7, 2008, pursuant to a new subadvisory agreement between the Fund’s investment adviser, MetLife Advisers, LLC (“MetLife Advisers”) and JBIM. Effective January 7, 2008, the name of the FI International Stock Portfolio will change to Julius Baer International Stock Portfolio, and, except where noted below, all references to the former name of the Portfolio contained in the SAI will change to the Portfolio’s new name. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to such Portfolio by its original name in their forms and communications until such documents can be revised.

In addition, the following changes to the SAI with respect to the FI International Stock Portfolio subadviser change are effective January 7, 2008:

Investment Policies

In the section of the SAI entitled “Investment Policies,” references to FI International Stock Portfolio are deleted and the following is added:

Julius Baer International Stock Portfolio

Although the Portfolio will not normally invest in the securities of U.S. issuers, it may make such investments. The Portfolio may invest up to 25% of its total assets in emerging market securities. The Portfolio may invest up to 10% of its net assets in equity warrants and interest rate warrants of international issuers.

Although the Portfolio normally invests 80% of its assets in stocks, it may increase its cash or non-equity position when the Portfolio’s subadviser, Julius Baer Investment Management LLC (“JBIM”), is unable to locate investment opportunities with desirable risk/reward characteristics. The Portfolio may invest in preferred stocks that are not convertible into common stock, government securities, corporate bonds and debentures, including high-risk and high-yield debt instruments (but in no event will an amount exceeding 10% of the Portfolio's total assets be invested in such high-risk/high-yield securities), high-grade commercial paper, certificates of deposit or other debt securities when JBIM perceives an opportunity for capital growth from such securities or so that the Portfolio may receive a return on idle cash. The Portfolio may invest in debt securities of U.S. or foreign corporate issuers, the U.S. government, foreign governments, domestic or foreign governmental entities or supranational organizations, such as the International Bank for Reconstruction and Development (the World Bank). The Portfolio also may use debt-like instruments (for example, structured notes and equity baskets) that provide exposure to equity markets or indices.

As a non-fundamental policy, the Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Portfolio’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Portfolio’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Investment Practices

The section of the SAI entitled “Investment Practices” is changed to reflect that Julius Baer International Stock Portfolio may engage in the following investment practices:

•	Brady bonds

•	Loan participations and assignments

•	Swaps, caps, floors, collars, etc.

•	Inverse floaters

•	Structured notes

Advisory Arrangements

In the section of the SAI entitled “Advisory Arrangements,” all references to FI International Stock Portfolio are deleted and the following is added to the subsection entitled “Advisory Structure”:

Julius Baer Investment Management LLC (“JBIM”), subadviser to Julius Baer International Stock Portfolio, is a wholly owned subsidiary of Julius Baer Americas, Inc. (“JBA”). JBIM and JBA are located at 330 Madison Avenue, New York, NY 10017. JBA is a wholly owned subsidiary of Julius Baer Holding Ltd. (“JBH”) of Zurich, Switzerland. (JBH, its subsidiaries and affiliates are referred to as the Julius Baer Group.)

Advisory Fee Waiver

In the section of the SAI entitled “Advisory Arrangements,” the subsection entitled “Advisory Fee Waivers” is revised to reflect that, effective January 7, 2008, MetLife Advisers has contractually agreed to reduce its advisory fee through April 30, 2009 for the Julius Baer International Stock Portfolio as follows: 0.05% on the first $500 million of the Portfolio’s average daily net assets, 0.02% on the next $500 million, and 0.00% on amounts over $1 billion.

Subadvisory Fee

In the section of the SAI entitled “Advisory Arrangements,” the subsection entitled “Subadvisory Fees” is revised to reflect that, effective January 7, 2008, MetLife Advisers pays JBIM the following annual percentage rates for providing subadvisory services to the Julius Baer International Stock Portfolio: 0.80% for the first $20 million of the Portfolio’s average daily net assets, 0.60% for the next $20 million, 0.50% for the next $60 million, and 0.40% for amounts over $100 million.

Portfolio Managers

In the section of the SAI entitled “Portfolio Managers,” all references to FI International Stock Portfolio are deleted and the following is added:

Julius Baer International Stock Portfolio

Other Accounts Managed (as of October 31, 2007)

Name of Portfolio Manager	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Rudolph-Riad Younes	Registered investment companies	10	$40,969,778,798	0	N/A

	Other pooled investment vehicles	11	$9,559,858,660	0	N/A

	Other accounts	83	$21,316,852,289	3	$1,742,103,525

Richard Pell	Registered investment companies	10	$41,785,986,435	0	N/A

	Other pooled investment vehicles	11	$9,519,181,124	0	N/A

	Other accounts	78	$20,794,809,209	3	$1,742,103,525

In addition, as of October 31, 2007, neither Messrs. Younes nor Pell beneficially owned equity securities of any Fund Portfolio for which either serves as Portfolio Manager.

Material Conflicts of Interest

Messrs. Younes and Pell, the portfolio managers of Julius Baer International Stock Portfolio, share in the profits of JBIM. As a result, there is a potential conflict of interest in that these portfolio managers may have an incentive to allocate securities preferentially to accounts where JBIM might share in investment gains. In addition, Messrs. Younes and Pell may have an incentive to allocate securities preferentially to the accounts for which JBIM receives higher investment advisory fees based on the assets under management.

In order to address these potential conflicts, JBIM’s investment decision-making and trade allocation policies and procedures are designed to ensure that none of JBIM’s clients are disadvantaged in JBIM’s management of accounts. Additionally, JBIM’s internal controls are tested as part of the firm's Compliance Monitoring Program.

Compensation

Portfolio manager compensation consists of salary, profit-sharing and deferred compensation, which are fixed, and a performance-based bonus. Portfolio managers are also eligible to participate in an employee stock purchase plan, pension/401(k) plans and retirement plans.

In addition to participating in the annual revenues generated by their division through profit-sharing, Messrs. Younes and Pell receive an equity-like interest in the division’s enterprise value. These components of the compensation program are designed to reward the managers’ long-term performance.

Information About Proxy Voting Polices and Procedures

Information about proxy voting polices and procedures followed by JBIM with respect to the Julius Baer International Stock Portfolio is attached to this supplement.

PART II: FI LARGE CAP PORTFOLIO

Portfolio Managers

Effective December 31, 2007, in the section of the SAI entitled “Portfolio Managers,” references to Bahaa Fam in the “Other Accounts Managed” grid for FI Large Cap Portfolio are deleted and replaced with the following:

Other Accounts Managed (as of October 31, 2007)

Name of Portfolio Manager and Portfolio Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Derek L. Chin, FI Large Cap Portfolio	Registered investment companies	0	N/A	0	N/A

	Other pooled investment vehicles	5	$884,000,000	0	N/A

	Other accounts	4	$91,000,000	0	N/A

Jack Kerivan, FI Large Cap Portfolio	Registered investment companies	0	N/A	0	N/A

	Other pooled investment vehicles	4	$450,000,000	0	N/A

	Other accounts	3	$89,000,000	0	N/A

In addition, as of October 31, 2007 neither Messrs. Chin nor Kerivan beneficially owned equity securities of any Fund Portfolio for which either serves as Portfolio Manager.

In the section entitled “Portfolio Managers,” in the second paragraph of the “Compensation” subsection for the Fidelity portfolios, the reference to Bahaa Fam and the benchmark index used to measure his performance is deleted and replaced with the following:

Derek L. Chin: Russell 1000 Growth Index and Mercer Large Cap Growth Universe

Jack Kerivan: Russell 1000 Growth Index and Mercer Large Cap Growth Universe

PART III: HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

The Board of Directors of the Fund has approved a change of subadviser for the Harris Oakmark Large Cap Value Portfolio from Harris Associates L.P. to Massachusetts Financial Services Company (“MFS”), to be effective January 7, 2008, pursuant to a new subadvisory agreement between the Fund’s investment adviser, MetLife Advisers and MFS. Effective January 7, 2008, the name of the Harris Oakmark Large Cap Value Portfolio will change to MFS® Value Portfolio, and, except where noted below, all references to the former name of the Portfolio contained in the SAI will change to the Portfolio’s new name. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to such Portfolio by its original name in their forms and communications until such documents can be revised.

In addition, the following changes to the SAI with respect to the Harris Oakmark Large Cap Value Portfolio subadviser change are effective January 7, 2008:

Investment Policies

In the section of the SAI entitled “Investment Policies,” the subsection entitled “Harris Oakmark Large Cap Value Portfolio” is deleted and the following is added:

MFS Value Portfolio

As a non-fundamental policy, the Portfolio may not purchase a call option or a put option if, immediately thereafter, the aggregate value of all call and put options then held would exceed 10% of its net assets.

Advisory Arrangements

In the section of the SAI entitled “Advisory Arrangements,” all references to Harris Oakmark Large Cap Value Portfolio are deleted, and the subsection entitled “Advisory Structure” is revised to reflect that MFS serves as subadviser to MFS Value Portfolio.

Advisory Fee Waiver

In the section of the SAI entitled “Advisory Arrangements,” the subsection entitled “Advisory Fee Waivers” is revised to reflect that, effective January 7, 2008, MetLife Advisers has contractually agreed to reduce its advisory fee through April 30, 2009 for each class of the MFS Value Portfolio as follows: 0.10% on the first $250 million of the combined average net assets of MFS Value Portfolio of the Fund and the MFS Value Portfolio of the Met Investors Series Trust (a separate registered investment company affiliated with the Fund) (the “Combined Assets”), 0.05% on the next $1 billion of Combined Assets, 0.10% on the next $250 million of Combined Assets, 0.15% on the next $1 billion of Combined Assets, 0.125% on the next $2.5 billion of Combined Assets, and 0.10% on Combined Assets over $5 billion.

Also in that subsection, all references to the advisory fee waiver for Harris Oakmark Focused Value and Harris Oakmark Large Cap Portfolios are deleted in their entirety.

Subadvisory Fee

In the section of the SAI entitled “Advisory Arrangements,” the subsection entitled “Subadvisory Fees” is revised to reflect that, effective January 7, 2008, MetLife Advisers pays MFS the following annual percentage rates for providing subadvisory services to MFS Value Portfolio: 0.35% of the first $250 million of Combined Assets, 0.30% of the next $1 billion of Combined Assets, 0.25% of the next $250 million of Combined Assets, and 0.20% of Combined Assets over $1 billion.

Also in that subsection, footnote (1) is revised to reflect that, effective January 7, 2008, the subadviser fee rates that previously applied to the combined average daily net assets of the Harris Oakmark Focused Value Portfolio and the Harris Oakmark Large Cap Value Portfolio now apply solely to the average daily net assets of Harris Oakmark Focused Value.

Portfolio Managers

In the section of the SAI entitled “Portfolio Managers,” all references to Harris Oakmark Large Cap Value Portfolio are deleted and the following is added beneath the “Other Accounts Managed” grid for MFS Total Return Portfolio:

MFS Value Portfolio

Other Accounts Managed (as of November 30, 2007)

Name of Portfolio Manager	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Nevin P. Chitkara	Registered investment companies	21	$36,572,272,878	0	N/A

	Other pooled investment vehicles	3	$1,957,167,237	0	N/A

	Other accounts	22	$10,429,334,267	0	N/A

Steven R. Gorham	Registered investment companies	21	$36,572,272,878	0	N/A

	Other pooled investment vehicles	3	$1,957,167,237	0	N/A

	Other accounts	22	$10,429,334,267	0	N/A

In addition, as of November 30, 2007, neither Messrs. Chitkara nor Gorham beneficially owned equity securities of any Fund Portfolio for which either serves as Portfolio Manager.

This attachment is added to Appendix B of the SAI.

JULIUS BAER INVESTMENT MANAGEMENT, LLC. PROXY VOTING PROCEDURES NOVEMBER - 2007

A. General

It is the policy of Julius Baer Investment Management LLC (“JBIM”) to consider and vote each proxy proposal in the best interests of clients and account beneficiaries with respect to securities held in the accounts of all clients for whom JBIM provides discretionary investment management services and has authority to vote their proxies.

JBIM may vote proxies as part of its authority to manage, acquire and dispose of account assets. JBIM will not vote proxies if the advisory agreement does not provide for JBIM to vote proxies or the “named fiduciary” for an account has explicitly reserved the authority for itself.

When voting proxies for client accounts, JBIM’s primary objective is to make voting decisions solely in the best interests of clients and account beneficiaries. In fulfilling its obligations to clients, JBIM will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts.

B. Proxy Oversight Committee

In order to properly monitor the proxy voting process, a Proxy Oversight Committee (“Committee”) shall meet periodically to evaluate the effectiveness of JBIM’s proxy voting process, and to address potential conflicts of interest as they arise. The members of the Committee include the individuals listed in Appendix A (attached hereto), and shall be selected from personnel of JBIM consisting of executive, compliance, legal, and operations.

C. Procedures

JBIM Operations Department (“OPS”) is responsible for establishing all new accounts on the Charles River System. A New Account Checklist which is signed and approved by all key departments of JBIM is circulated along with the agreed upon Investment Guidelines for that client. OPS will code the applicable client account as “proxy voting” by including it in the proxy voting group on Charles River.

To assist JBIM in its responsibility for voting proxies and to ensure consistency in voting proxies on behalf of its clients, JBIM has retained the proxy voting and recording services of Institutional Shareholder Services (“ISS”). ISS is an independent third-party service that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. JBIM intends to vote in accordance with ISS’s recommendations to address, among other things, any material conflicts of interests between clients and the interests of JBIM or its affiliates. JBIM has instructed ISS not to vote proxies when liquidity of client accounts could be adversely affected. The ISS predetermined guidelines are listed as Appendix B.

In order to ensure that ISS performs its delegated duties, OPS will provide the client’s custodian a letter authorizing the custodian to forward proxy ballots to ISS. In addition, ISS is sent a copy of this letter so that it may initiate a relationship with the custodian. ISS will provide an exception list of those accounts for which ballots are not yet being received. OPS will follow up with the relevant custodian to resolve outstanding matters. Northern Trust will also supply at least on a monthly basis a full listing of positions so that ISS may ensure that they are completely voting all ballots.

D. Conflicts of Interest

JBIM is sensitive of conflicts of interest that may arise in the proxy decision-making process from a policy standpoint, and seeks to avoid any undue or inappropriate influence in the proxy voting process. The objective is to ensure that Portfolio Management exercise overrides of ISS votes only in the Clients’ best interests. The Proxy Voting Committee exists to provide an additional level of independence to ensure overrides are properly exercised.

JBIM has identified the following potential conflicts of interest:

(i)	A principal of JBIM or any person involved in the proxy decision- making process currently serves on the company’s Board or is an executive officer of the company.

(ii)	An immediate family member of a principal of JBIM or any person involved in the proxy decision-making process currently serves as a director or executive officer of the company.

(iii)	The company is a client of the firm (or an affiliate of a client), provided that any client relationship that represents less than 2.5% of the firm’s revenues or less than $75,000 in annual revenues shall be presumed to be immaterial.

This list is not intended to be exclusive. All employees are obligated to disclose any potential conflict to the CCO of JBIM.

Under such circumstances, JBIM will vote in accordance with ISS’ predetermined guidelines, except as described below in section E.

E. Overrides of ISS

JBIM has provided implied consent to ISS to vote in accord with their recommendation and will generally do so. JBIM Portfolio Management also retains the ability to override ISS votes where the Manager believes the override is in the Client’s best interests.

In cases where an override is requested, the Portfolio Manager must prepare a memorandum explaining the rationale for deviating from the ISS vote and why the client’s interests are better served by deviating from the ISS recommendation. The Portfolio Management memorandum is then submitted to the Proxy Committee for consideration prior to the submission of voting instructions through ISS.

Criteria to be considered by the Committee in granting or denying a request to override include:

(a)	the size of the investment in dollars;

(b)	the size of the investment relative to the applicable Fund (in basis points);

(c)	the percent of ownership JBIM controls in the subject company;

(d)	the significance of the issue considered in the proxy;

(e)	the rationale for the need for an override as detailed in the memorandum from Portfolio Management;

(f)	any actual or perceived conflicts of interest.

It is therefore well within the Proxy Committee’s authority to reject a Portfolio Management request if the Committee is not satisfied that sufficient grounds are met to grant an override.

Committee minutes and all such documentation shall be maintained as part of the firm’s records.

F. Monitoring

ISS will provide ad-hoc reporting as well as quarterly board reporting for client which details the voting record and denotes any exceptions wherein JBIM has deviated from its normal policy. If such activity is detected, OPS will elevate the report to Senior Management, including the Head of Legal and Compliance and the Chief Compliance Officer (“CCO”). JBIM Portfolio Management will provide the JBIM CCO with a written explanation of the reason for the exception. All such records shall be maintained as part of the firm’s books and records.

G. Reporting and Disclosure for JBIM

Once each year, JBIM shall provide the entire voting record electronically in accordance with the posting of such proxy voting records to the Julius Baer Funds website (N-PX filing). With respect to those proxies that the Proxy Committee has identified as involving a conflict of interest, the Proxy Committee shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

JBIM shall disclose within its Form ADV how other clients can obtain information on how their securities were voted. JBIM shall also describe this proxy voting policy and procedures within the Form ADV, along with a disclosure that a client shall be provided a copy upon request. A description of the proxy voting policy and procedures is also available upon request on the Julius Baer Funds and SEC websites. Information regarding how the Julius Baer Funds voted proxies relating to portfolio securities during the most recent fiscal year ended June 30 is available on the Julius Baer Funds and SEC website as well.

a. Recordkeeping

JBIM shall retain records relating to the voting of proxies, including:

1. A copy of this proxy voting policy and procedures and ISS Proxy Voting Guidelines relating to the voting of proxies.

2. A copy of each proxy statement received by JBIM regarding portfolio securities in JBIM client accounts.

3. A record of each vote cast by JBIM on behalf of a client.

4. A copy of each written client request for information on how JBIM voted proxies on behalf of the client account, and a copy of any written response by JBIM to the client account.

5. A copy of any document prepared by JBIM that was material to making a decision regarding how to vote proxies or that memorializes the basis for the decision.

JBIM shall rely on proxy statements filed on the SEC’s EDGAR system instead of maintaining its own copies and on proxy statements and records of proxy votes cast by JBIM maintained at ISS. JBIM shall obtain an undertaking from ISS to provide a copy of the documents promptly upon request.

These records shall be retained for five (5) years from the end of the fiscal year during which the last entry was made on such record and during the first two (2) years onsite at the appropriate office of JBIM.

APPENDIX A

List of Members of Proxy Oversight Committee

JBIM Operations

CCO of JB Funds

CCO of JBIM

APPENDIX B

ISS 2007 International Proxy Voting

Guidelines Summary

2099 GAITHER ROAD

SUITE 501

ROCKVILLE, MD • 20850-4045

(301) 556-0500

FAX (301) 556-0486

WWW.ISSPROXY.COM

Copyright © 2006 by Institutional Shareholder Services.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher.

Requests for permission to make copies of any part of this work should be sent to:

Institutional Shareholder Services

Marketing Department

2099 Gaither Road

Rockville, MD 20850

ISS is a trademark used herein under license.

ISS 2007 International Proxy Voting Guidelines

Summary

Effective for Meetings Feb. 1, 2007

Updated Dec. 15, 2006

The following is a concise summary of the ISS general policies for voting non-U.S.proxies. In addition, ISS has country- and market-specific policies, which are not captured below.

Operational Items	4
Financial Results/Director and Auditor Reports	4
Appointment of Auditors and Auditor Fees	4
Appointment of Internal Statutory Auditors	4
Allocation of Income	4
Stock (Scrip) Dividend Alternative	4
Amendments to Articles of Association	4
Change in Company Fiscal Term	4
Lower Disclosure Threshold for Stock Ownership	4
Amend Quorum Requirements	5
Transact Other Business	5

Board of Directors	5
Director Elections	5
2007 International Classification of Directors	6
Director Compensation	7
Discharge of Board and Management	7
Director, Officer, and Auditor Indemnification and Liability Provisions	7
Board Structure	7

Capital Structure	7
Share Issuance Requests	7
Increases in Authorized Capital	8
Reduction of Capital	8
Capital Structures	8
Preferred Stock	8
Debt Issuance Requests	8
Pledging of Assets for Debt	9
Increase in Borrowing Powers	9
Share Repurchase Plans	9
Reissuance of Shares Repurchased	9
Capitalization of Reserves for Bonus Issues/Increase in Par Value	9

Other	9
Reorganizations/Restructurings	9
Mergers and Acquisitions	9
Mandatory Takeover Bid Waivers	10
Reincorporation Proposals	10
Expansion of Business Activities	10
Related-Party Transactions	10

© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

Compensation Plans	10
Antitakeover Mechanisms	10
Shareholder Proposals	10

© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

Board of Directors Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.

Please see the International Classification of Directors on the following page.

© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

2007 International Classification of Directors

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[4] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test2 );

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of current employee of the company or its affiliates;

•	Relative[1] of former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the general meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (five-year cooling off period);

•	Years of service will NOT be a determining factor unless it is recommended best practice in a market:

—9 years (from the date of election) in the United Kingdom and Ireland;

—12 years in European markets.

Independent NED

•	No material[3] connection, either direct or indirect, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

1“Relative” follows the SEC’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

2 If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)

3 For purposes of ISS' director independence classification, “material” will be defined as a standard of relationship (financial, personal, or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

4 Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Discharge of Board and Management

Vote FOR discharge of the board and management, unless:

•	There are serious questions about actions of the board or management for the year in question; or

•	Legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS' guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS' guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Vote FOR share repurchase plans, unless:

•	Clear evidence of past abuse of the authority is available; or

•	The plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

22